Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 19,408,005	$ 23,619,205
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	27,891		$ 0
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	645,164
Receivables, net, current	3,732,797		1,246,222
Revenue remaining performance obligation amount	$ 437,444		$ 4,825,000